Payden Corporate Bond Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
2,300,000 Benefit Street Partners CLO XVII Ltd. 2019-17A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 1.342% ) , 6.64% , 7/15/32 (a) (b) $ 2,302
1,350,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A , 4.50% , 5/20/49 (a) 1,270
875,250 Domino's Pizza Master Issuer LLC 2021-1A
144A , 2.66% , 4/25/51 (a) 793
2,000,000 KREF Ltd. 2022-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
6.79% , 2/17/39 (a) (b) 1,989
1,857,250 Planet Fitness Master Issuer LLC 2022-1A 144A ,
3.25% , 12/05/51 (a) 1,768
2,350,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A ,
4.29% , 2/15/52 (a) 2,224
1,479,250 Zaxbys Funding LLC 2021-1A, 144A , 3.24% ,
7/30/51 (a) 1,341
Total Asset Backed (Cost - $12,079)
11,687
Bank Loans(c) (1%
)
528,657 Bangl LLC Term Loan B 1L , ( 3 mo. Term Secured
Overnight Financing Rate + 3.500% ) , 9.83% ,
2/01/29 534
367,632 DirectV Financing LLC Term Loan NON-EXT
1L , ( 1 mo. Term Secured Overnight Financing
Rate + 5.000% ) , 10.46% , 8/02/27 370
1,530,000 WaterBridge Midstream Operating LLC Term
Loan B 1L , ( 3 mo. Term Secured Overnight
Financing Rate + 4.750% ) , 10.09% , 6/21/29 1,526
Total Bank Loans (Cost - $2,408)
2,430
Corporate Bond (90%
)
Automotive  (4%)
1,800,000 Ford Motor Credit Co. LLC , 2.90% , 2/16/28 1,653
2,000,000 Ford Motor Credit Co. LLC , 6.05% , 3/05/31 2,030
1,225,000 General Motors Co. , 5.40% , 4/01/48 1,115
1,200,000 General Motors Co. , 6.75% , 4/01/46 1,284
1,400,000 General Motors Financial Co. Inc. , 5.95% ,
4/04/34 1,427
1,700,000 Hyundai Capital America 144A , 1.80% ,
10/15/25 (a) 1,634
3,275,000 Nissan Motor Co. Ltd. 144A , 4.35% , 9/17/27 (a) 3,159
1,185,000 Volkswagen Group of America Finance LLC
144A , 5.70% , 9/12/26 (a) 1,202
13,504
Banking  (15%)
1,155,000 AIB Group PLC 144A , ( U.S. Secured
Overnight Financing Rate + 1.910% ) , 5.87% ,
3/28/35 (a) (b) 1,184
1,585,000 Bank of America Corp. N , ( U.S. Secured
Overnight Financing Rate + 1.220% ) , 2.65% ,
3/11/32 (b) 1,372
1,350,000 Bank of America Corp. , ( 3 mo. Term Secured
Overnight Financing Rate + 1.774% ) , 3.71% ,
4/24/28 (b) 1,309
1,875,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.650% ) , 5.47% , 1/23/35 (b) 1,918
1,715,000 Bank of Montreal , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.452% ) ,
7.70% , 5/26/84 (b) 1,770
1,150,000 Barclays PLC , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.050% ) ,
2.28% , 11/24/27 (b) 1,079
Principal
or Shares Security Description
Value
(000)
775,000 Barclays PLC , ( U.S. Secured Overnight Financing
Rate + 2.420% ) , 6.04% , 3/12/55 (b) $ 811
1,300,000 BNP Paribas SA 144A , ( U.S. Secured
Overnight Financing Rate + 1.880% ) , 5.74% ,
2/20/35 (a) (b) (d) 1,330
1,675,000 BPCE SA 144A , ( U.S. Secured Overnight
Financing Rate + 1.850% ) , 5.94% ,
5/30/35 (a) (b) 1,709
925,000 Canadian Imperial Bank of Commerce , 5.26% ,
4/08/29 941
970,000 CapStar Bank , 5.88% , 9/29/26 977
1,025,000 Danske Bank A/S 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400% ) , 5.71% , 3/01/30 (a) (b) 1,049
1,175,000 Deutsche Bank AG , ( U.S. Secured Overnight
Financing Rate + 3.180% ) , 6.72% , 1/18/29 (b) 1,227
1,250,000 Federation des Caisses Desjardins du Quebec
144A , 5.70% , 3/14/28 (a) 1,283
470,000 Fifth Third Bancorp , ( U.S. Secured Overnight
Financing Rate + 1.840% ) , 5.63% , 1/29/32 (b) 478
900,000 Fifth Third Bancorp , ( U.S. Secured Overnight
Financing Rate + 2.340% ) , 6.34% , 7/27/29 (b) 938
1,300,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.248% ) , 2.38% ,
7/21/32 (b) 1,094
2,750,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.264% ) , 2.65% ,
10/21/32 (b) 2,343
775,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.552% ) , 5.85% ,
4/25/35 (b) 810
950,000 Huntington Bancshares Inc. , ( Secured Overnight
Financing Rate + 1.870% ) , 5.71% , 2/02/35 (b) 961
700,000 Huntington National Bank , ( Secured Overnight
Financing Rate + 1.650% ) , 4.55% , 5/17/28 (b) 691
915,000 JPMorgan Chase & Co. , ( 3 mo. Term Secured
Overnight Financing Rate + 2.460% ) , 3.11% ,
4/22/41 (b) 704
910,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 2.440% ) , 3.11% , 4/22/51 (b) 640
1,975,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.990% ) , 4.85% , 7/25/28 (b) 1,978
2,500,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.845% ) , 5.35% , 6/01/34 (b) 2,547
1,210,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.490% ) , 5.77% , 4/22/35 (b) 1,269
700,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.810% ) , 6.25% , 10/23/34 (b) 758
1,025,000 KeyBank N.A. , 5.00% , 1/26/33 971
1,225,000 Lloyds Banking Group PLC , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.480% ) , 5.99% , 8/07/27 (b) 1,246
925,000 Manufacturers & Traders Trust Co. , 5.40% ,
11/21/25 929
985,000 Mizuho Financial Group Inc. , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.300% ) , 5.58% , 5/26/35 (b) 1,008
1,300,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 0.858% ) , 1.51% , 7/20/27 (b) 1,216
1,025,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.020% ) , 1.93% , 4/28/32 (b) 843
910,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.990% ) , 2.19% , 4/28/26 (b) 889

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
830,000 Morgan Stanley , 5.00% , 11/24/25 $ 829
1,325,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.555% ) , 5.32% , 7/19/35 (b) 1,336
800,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.730% ) , 5.47% , 1/18/35 (b) 814
1,425,000 Morgan Stanley , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.430% ) ,
5.95% , 1/19/38 (b) 1,456
600,000 NatWest Group PLC , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900% ) , 1.64% , 6/14/27 (b) 563
355,000 NatWest Group PLC , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350% ) , 5.85% , 3/02/27 (b) 359
475,000 NatWest Group PLC , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.752% ) , 8.13% (b) (e) 493
1,150,000 PNC Financial Services Group Inc. , ( Secured
Overnight Financing Rate + 2.140% ) , 6.04% ,
10/28/33 (b) 1,212
450,000 Santander Holdings USA Inc. , 3.24% , 10/05/26 432
1,300,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 2.138% ) , 6.34% ,
5/31/35 (b) 1,333
1,125,000 Standard Chartered PLC 144A , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.450% ) , 5.91% , 5/14/35 (a) (b) 1,150
1,440,000 U.S. Bancorp , ( U.S. Secured Overnight Financing
Rate + 1.230% ) , 4.65% , 2/01/29 (b) 1,429
1,000,000 Wachovia Corp. , 5.50% , 8/01/35 1,018
1,311,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.510% ) , 3.53% , 3/24/28 (b) 1,266
1,300,000 Wells Fargo & Co. , ( 3 mo. Term Secured
Overnight Financing Rate + 4.502% ) , 5.01% ,
4/04/51 (b) 1,225
675,000 Westpac New Zealand Ltd. 144A , 4.90% ,
2/15/28 (a) 679
55,866
Basic Industry  (4%)
660,000 Alcoa Nederland Holding BV 144A , 7.13% ,
3/15/31 (a) 682
525,000 Anglo American Capital PLC 144A , 5.50% ,
5/02/33 (a) 527
1,075,000 Anglo American Capital PLC 144A , 5.75% ,
4/05/34 (a) 1,097
1,800,000 ArcelorMittal SA , 6.00% , 6/17/34 1,845
1,000,000 CIMIC Finance USA Pty Ltd. 144A , 7.00% ,
3/25/34 (a) 1,055
1,250,000 DAE Funding LLC 144A , 1.55% , 8/01/24 (a) 1,250
1,980,000 Freeport-McMoRan Inc. , 5.00% , 9/01/27 1,972
800,000 Glencore Funding LLC 144A , 5.89% , 4/04/54 (a) 784
1,100,000 Lockheed Martin Corp. , 5.20% , 2/15/64 1,082
785,000 Nature Conservancy A , 3.96% , 3/01/52 665
1,470,000 Norfolk Southern Corp. , 5.35% , 8/01/54 1,442
825,000 Regal Rexnord Corp. , 6.05% , 4/15/28 846
825,000 Regal Rexnord Corp. , 6.40% , 4/15/33 862
600,000 RTX Corp. , 4.63% , 11/16/48 530
1,050,000 Union Pacific Corp. , 4.95% , 5/15/53 1,009
15,648
Consumer Goods  (2%)
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00% ,
11/15/39 960
Principal
or Shares Security Description
Value
(000)
1,320,000 Coca-Cola Co. , 2.60% , 6/01/50 $ 849
329,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A , 6.63% ,
7/15/30 (a) 338
1,050,000 J M Smucker Co. , 6.50% , 11/15/43 1,137
1,150,000 JDE Peet's NV 144A , 1.38% , 1/15/27 (a) 1,055
2,165,000 Land O' Lakes Inc. 144A , 7.00% (a) (e) 1,689
1,850,000 NIKE Inc. , 3.38% , 3/27/50 1,376
1,300,000 Post Holdings Inc. 144A , 5.63% , 1/15/28 (a) 1,288
8,692
Energy  (8%)
128,000 Cenovus Energy Inc. , 6.75% , 11/15/39 141
1,160,000 Cheniere Energy Inc. 144A , 5.65% , 4/15/34 (a) 1,180
2,305,000 Comstock Resources Inc. 144A , 6.75% ,
3/01/29 (a) 2,229
1,200,000 Enbridge Energy Partners LP , 7.38% , 10/15/45 1,397
1,200,000 Energy Transfer LP , 5.40% , 10/01/47 1,108
1,825,000 EQM Midstream Partners LP 144A , 6.38% ,
4/01/29 (a) 1,864
1,800,000 EQM Midstream Partners LP , 6.50% , 7/15/48 1,828
1,075,000 EQT Corp. , 5.70% , 4/01/28 1,097
705,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (a) 662
330,000 Gran Tierra Energy Inc. 144A , 9.50% ,
10/15/29 (a) 314
1,325,000 Howard Midstream Energy Partners LLC 144A ,
7.38% , 7/15/32 (a) 1,365
750,000 Kinder Morgan Energy Partners LP , 6.55% ,
9/15/40 799
1,175,000 MPLX LP , 5.50% , 6/01/34 1,184
730,000 Ovintiv Inc. , 7.10% , 7/15/53 816
410,000 Parsley Energy LLC/Parsley Finance Corp. 144A ,
4.13% , 2/15/28 (a) 400
1,275,000 Patterson-UTI Energy Inc. , 7.15% , 10/01/33 1,377
1,675,000 Rockies Express Pipeline LLC 144A , 4.95% ,
7/15/29 (a) 1,603
800,000 Saturn Oil & Gas Inc. 144A , 9.63% , 6/15/29 (a) 823
1,050,000 Saudi Arabian Oil Co. 144A , 5.75% , 7/17/54 (a) 1,031
900,000 SM Energy Co. 144A , 6.75% , 8/01/29 (a) 907
1,425,000 TransCanada PipeLines Ltd. , 6.20% , 3/09/26 1,426
1,288,000 Transocean Inc. 144A , 8.00% , 2/01/27 (a) 1,291
1,710,000 Transocean Inc. 144A , 8.25% , 5/15/29 (a) 1,747
1,800,000 Whistler Pipeline LLC 144A , 6.35% , 9/30/44 (a) 1,838
2,200,000 Williams Cos. Inc. , 8.75% , 3/15/32 2,672
31,099
Financial Services  (15%)
1,425,000 Air Lease Corp. , 3.25% , 10/01/29 1,316
1,400,000 Ally Financial Inc. , ( U.S. Secured Overnight
Financing Rate + 2.820% ) , 6.85% , 1/03/30 (b) 1,464
1,851,000 American Express Co. , 8.15% , 3/19/38 2,361
985,000 Apollo Global Management Inc. , 5.80% , 5/21/54 993
1,950,000 Ares Capital Corp. , 3.25% , 7/15/25 1,907
1,700,000 Ares Capital Corp. , 5.88% , 3/01/29 1,707
1,300,000 ASB Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 5.28% , 6/17/32 (a) (b) 1,294
1,100,000 Ashtead Capital Inc. 144A , 5.50% , 8/11/32 (a) 1,100
2,400,000 Banco Santander SA , 2.75% , 12/03/30 2,063
1,250,000 Blackstone Private Credit Fund , 2.63% ,
12/15/26 1,161
605,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 (d) 569
2,205,000 Blue Owl Capital Corp. , 3.75% , 7/22/25 2,163
1,275,000 Blue Owl Credit Income Corp. , 7.75% , 9/16/27 1,332

Principal
or Shares Security Description
Value
(000)
1,350,000 Blue Owl Finance LLC 144A , 6.25% , 4/18/34 (a) $ 1,390
1,350,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 1.290% ) , 2.64% ,
3/03/26 (b) 1,327
915,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 2.080% ) , 5.47% ,
2/01/29 (b) 924
2,300,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 2.107% ) , 2.57% , 6/03/31 (b) 2,021
1,430,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.351% ) , 3.06% , 1/25/33 (b) 1,243
1,000,000 Citigroup Inc. , 4.45% , 9/29/27 987
1,400,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.447% ) , 5.45% , 6/11/35 (b) 1,424
875,000 Enact Holdings Inc. , 6.25% , 5/28/29 891
425,000 Fortress Intermediate 3 Inc. 144A , 7.50% ,
6/01/31 (a) 436
800,000 Franklin BSP Capital Corp. 144A , 7.20% ,
6/15/29 (a) 814
675,000 Freedom Mortgage Holdings LLC 144A , 9.13% ,
5/15/31 (a) 665
3,775,000 FS KKR Capital Corp. 144A , 4.25% , 2/14/25 (a) 3,739
650,000 goeasy Ltd. 144A , 7.63% , 7/01/29 (a) 665
1,275,000 HPS Corporate Lending Fund 144A , 6.75% ,
1/30/29 (a) 1,310
1,100,000 HSBC Holdings PLC , ( U.S. Secured Overnight
Financing Rate + 1.460% ) , 5.55% , 3/04/30 (b) 1,122
2,850,000 HSBC Holdings PLC , ( U.S. Secured Overnight
Financing Rate + 3.350% ) , 7.39% , 11/03/28 (b) 3,050
1,820,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25% , 5/15/26 1,815
1,025,000 Karoon USA Finance Inc. 144A , 10.50% ,
5/14/29 (a) (d) 1,041
1,155,000 Low Income Investment Fund 2019 , 3.71% ,
7/01/29 1,067
1,600,000 Macquarie Group Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 1.069% ) , 1.34% ,
1/12/27 (a) (b) 1,514
1,150,000 Main Street Capital Corp. , 6.50% , 6/04/27 1,168
620,000 Mastercard Inc. , 3.85% , 3/26/50 505
2,020,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.00% , 10/15/27 (d) 1,658
550,000 Nuveen LLC 144A , 5.85% , 4/15/34 (a) 567
1,300,000 PayPal Holdings Inc. , 3.25% , 6/01/50 914
1,100,000 Sixth Street Lending Partners 144A , 6.50% ,
3/11/29 (a) 1,116
570,000 Synchrony Financial , 7.25% , 2/02/33 583
2,200,000 Westpac Banking Corp. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750% ) , 2.67% , 11/15/35 (b) 1,870
55,256
Healthcare  (8%)
1,350,000 AbbVie Inc. , 4.85% , 6/15/44 1,284
1,620,000 Amgen Inc. , 3.15% , 2/21/40 1,243
1,000,000 Amgen Inc. , 5.60% , 3/02/43 1,010
700,000 Blue Cross and Blue Shield of Minnesota 144A ,
3.79% , 5/01/25 (a) 690
1,625,000 Bristol-Myers Squibb Co. , 4.25% , 10/26/49 1,364
895,000 Cigna Group , 4.90% , 12/15/48 805
1,250,000 Cigna Group , 5.69% , 3/15/26 1,250
1,850,000 CVS Health Corp. , 5.30% , 12/05/43 1,725
Principal
or Shares Security Description
Value
(000)
740,000 Dignity Health , 4.50% , 11/01/42 $ 658
950,000 Eli Lilly & Co. , 4.88% , 2/27/53 909
1,180,000 HCA Inc. , 5.90% , 6/01/53 1,175
2,300,000 Health Care Service Corp. A Mutual Legal
Reserve Co. 144A , 5.45% , 6/15/34 (a) 2,326
750,000 Humana Inc. , 5.50% , 3/15/53 713
1,350,000 Icon Investments Six DAC , 6.00% , 5/08/34 1,409
550,000 Jazz Securities DAC 144A , 4.38% , 1/15/29 (a) 517
1,300,000 Merck & Co. Inc. , 2.35% , 6/24/40 911
145,000 Northwell Healthcare Inc. , 6.15% , 11/01/43 155
955,000 PeaceHealth Obligated Group 2020 , 1.38% ,
11/15/25 909
1,200,000 Perrigo Finance Unlimited Co. , 4.90% , 6/15/30 1,134
950,000 Roche Holdings Inc. 144A , 5.22% , 3/08/54 (a) 963
2,270,000 Solventum Corp. 144A , 5.90% , 4/30/54 (a) 2,232
1,150,000 Takeda Pharmaceutical Co. Ltd. , 5.65% , 7/05/44 1,154
420,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.10% , 10/01/46 296
1,825,000 Teva Pharmaceutical Finance Netherlands III BV ,
5.13% , 5/09/29 (d) 1,773
970,000 UnitedHealth Group Inc. , 5.88% , 2/15/53 1,027
1,820,000 Viatris Inc. , 4.00% , 6/22/50 1,273
28,905
Insurance  (5%)
725,000 AIA Group Ltd. 144A , 5.38% , 4/05/34 (a) 731
915,000 Athene Global Funding 144A , 5.52% ,
3/25/27 (a) 927
1,175,000 Athene Holding Ltd. , 6.25% , 4/01/54 1,200
1,700,000 Augustar Life Insurance Co. 144A , 6.88% ,
6/15/42 (a) 1,576
1,020,000 F&G Annuities & Life Inc. , 6.50% , 6/04/29 1,037
1,150,000 Fairfax Financial Holdings Ltd. 144A , 6.35% ,
3/22/54 (a) 1,184
1,400,000 First American Financial Corp. , 2.40% , 8/15/31 1,141
450,000 Global Atlantic Fin Co. 144A , 6.75% ,
3/15/54 (a) 455
725,000 Nationwide Financial Services Inc. 144A , 5.30% ,
11/18/44 (a) 683
1,731,000 Nationwide Mutual Insurance Co. 144A , 9.38% ,
8/15/39 (a) 2,251
1,265,000 New York Life Insurance Co. 144A , 5.88% ,
5/15/33 (a) 1,333
500,000 New York Life Insurance Co. 144A , 6.75% ,
11/15/39 (a) 570
450,000 Pacific Life Insurance Co. 144A , 9.25% ,
6/15/39 (a) 614
675,000 Prudential Financial Inc. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.404% ) , 6.50% , 3/15/54 (b) 690
550,000 Teachers Insurance & Annuity Association of
America 144A , 4.90% , 9/15/44 (a) 503
2,000,000 Teachers Insurance & Annuity Association of
America 144A , 6.85% , 12/16/39 (a) 2,299
1,310,000 Unum Group , 6.00% , 6/15/54 1,294
18,488
Leisure  (1%)
1,100,000 Choice Hotels International Inc. , 5.85% , 8/01/34 1,106
835,000 Flutter Treasury Designated Activity Co. 144A ,
6.38% , 4/29/29 (a) 851
500,000 Mattel Inc. 144A , 3.38% , 4/01/26 (a) 484
1,875,000 Warnermedia Holdings Inc. , 4.28% , 3/15/32 1,627

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,355,000 Warnermedia Holdings Inc. , 5.14% , 3/15/52 $ 1,009
5,077
Media  (3%)
1,820,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.50% ,
6/01/41 1,263
1,275,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 6.55% ,
6/01/34 1,308
1,860,000 Comcast Corp. , 2.89% , 11/01/51 1,194
900,000 Comcast Corp. , 5.35% , 5/15/53 882
766,000 Comcast Corp. , 6.50% , 11/15/35 856
1,760,000 Fox Corp. , 5.58% , 1/25/49 1,665
575,000 Gray Television Inc. 144A , 5.38% , 11/15/31 (a) 375
1,365,000 Paramount Global , 5.85% , 9/01/43 1,129
1,450,000 Time Warner Cable LLC , 6.75% , 6/15/39 1,437
10,109
Real Estate  (3%)
1,050,000 DOC DR LLC , 2.63% , 11/01/31 890
1,300,000 Extra Space Storage LP , 5.40% , 2/01/34 1,312
70,000 Healthpeak OP LLC , 3.40% , 2/01/25 69
1,175,000 NNN REIT Inc. , 5.50% , 6/15/34 1,193
875,000 Simon Property Group LP , 6.65% , 1/15/54 994
1,200,000 Simon Property Group LP , 6.75% , 2/01/40 1,335
1,050,000 Star Holding LLC 144A , 8.75% , 8/01/31 (a) 1,036
1,750,000 Starwood Property Trust Inc. 144A , 3.75% ,
12/31/24 (a) 1,728
360,000 Toll Brothers Finance Corp. , 4.88% , 11/15/25 358
1,540,000 VICI Properties LP / VICI Note Co. Inc. 144A ,
4.25% , 12/01/26 (a) 1,504
770,000 WEA Finance LLC 144A , 4.13% , 9/20/28 (a) 735
980,000 WEA Finance LLC 144A , 4.63% , 9/20/48 (a) (d) 775
11,929
Retail  (2%)
915,000 Bath & Body Works Inc. , 6.88% , 11/01/35 928
320,000 Cougar JV Subsidiary LLC 144A , 8.00% ,
5/15/32 (a) 335
2,000,000 Home Depot Inc. , 4.50% , 12/06/48 1,782
1,325,000 Lowe's Cos. Inc. , 5.13% , 4/15/50 1,224
1,425,000 Nordstrom Inc. , 4.25% , 8/01/31 1,272
875,000 Target Corp. , 4.50% , 9/15/32 863
1,400,000 Walmart Inc. , 4.50% , 9/09/52 1,285
1,355,000 Walmart Inc. , 4.50% , 4/15/53 1,240
8,929
Service  (2%)
2,185,000 American University 2019 , 3.67% , 4/01/49 1,758
1,850,000 California Institute of Technology , 3.65% ,
9/01/19 1,288
1,150,000 Ford Foundation 2020 , 2.82% , 6/01/70 702
1,540,000 Georgetown University B , 4.32% , 4/01/49 1,376
1,180,000 President and Fellows of Harvard College ,
2.52% , 10/15/50 773
250,000 Wand NewCo 3 Inc. 144A , 7.63% , 1/30/32 (a) 261
6,158
Technology  (4%)
1,305,000 Apple Inc. , 2.65% , 5/11/50 864
1,200,000 Apple Inc. , 3.95% , 8/08/52 1,010
710,000 Concentrix Corp. , 6.65% , 8/02/26 726
89,000 Dell International LLC/EMC Corp. , 8.35% ,
7/15/46 116
1,455,000 Fiserv Inc. , 5.38% , 8/21/28 1,490
Principal
or Shares Security Description
Value
(000)
1,675,000 Foundry JV Holdco LLC 144A , 6.25% ,
1/25/35 (a) $ 1,763
1,075,000 Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl 144A , 8.75% , 5/01/29 (a) 1,113
1,500,000 Hewlett Packard Enterprise Co. , 6.10% , 4/01/26 1,500
2,800,000 Microsoft Corp. , 2.53% , 6/01/50 1,822
1,350,000 NXP BV/NXP Funding LLC/NXP USA Inc. ,
4.30% , 6/18/29 1,320
1,493,000 Oracle Corp. , 4.13% , 5/15/45 1,201
2,000,000 Oracle Corp. , 6.50% , 4/15/38 2,201
15,126
Telecommunications  (5%)
1,575,000 Alphabet Inc. , 2.05% , 8/15/50 930
1,750,000 Amazon.com Inc. , 3.10% , 5/12/51 1,236
1,859,000 AT&T Inc. , 3.50% , 9/15/53 1,301
3,800,000 AT&T Inc. , 3.65% , 9/15/59 2,628
1,760,000 British Telecommunications PLC 144A , 4.25% ,
11/08/49 (a) 1,434
1,500,000 Deutsche Telekom International Finance BV ,
8.75% , 6/15/30 1,783
1,115,000 Juniper Networks Inc. , 2.00% , 12/10/30 929
1,475,000 Orange SA , 9.00% , 3/01/31 1,791
1,550,000 Rogers Communications Inc. , 5.45% , 10/01/43 1,508
1,450,000 Stagwell Global LLC 144A , 5.63% , 8/15/29 (a) 1,368
1,100,000 TELUS Corp. , 4.60% , 11/16/48 947
1,967,000 Verizon Communications Inc. , 2.36% , 3/15/32 1,646
2,075,000 Vodafone Group PLC , 5.75% , 6/28/54 2,061
19,562
Transportation  (1%)
1,325,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A , 5.75% , 4/20/29 (a) 1,296
1,213,648 American Airlines Pass-Through Trust 2019-1,
AA , 3.15% , 2/15/32 1,113
1,162,752 American Airlines Pass-Through Trust 2019-1,
A , 3.50% , 2/15/32 1,042
3,451
Utility  (8%)
1,350,000 Algonquin Power & Utilities Corp. , 5.37% ,
6/15/26 1,354
1,050,000 Basin Electric Power Cooperative 144A , 4.75% ,
4/26/47 (a) 921
244,000 Berkshire Hathaway Energy Co. , 6.13% , 4/01/36 263
800,000 Boston Gas Co. 144A , 6.12% , 7/20/53 (a) (d) 820
1,265,000 Brooklyn Union Gas Co. 144A , 6.42% ,
7/18/54 (a) 1,297
1,050,000 Dominion Energy South Carolina Inc. , 6.25% ,
10/15/53 1,169
1,840,000 Duke Energy Corp. , 5.45% , 6/15/34 1,868
2,250,000 Duke Energy Florida LLC , 5.95% , 11/15/52 2,373
1,000,000 Enel Finance International NV 144A , 5.13% ,
6/26/29 (a) 1,005
925,000 Engie SA 144A , 5.88% , 4/10/54 (a) 924
1,200,000 Entergy Louisiana LLC , 5.35% , 3/15/34 1,224
1,275,000 Eversource Energy , 5.50% , 1/01/34 1,285
1,300,000 Exelon Corp. , 5.15% , 3/15/29 1,322
1,825,000 Indiana Michigan Power Co. , 5.63% , 4/01/53 1,838
900,000 Indianapolis Power & Light Co. 144A , 5.70% ,
4/01/54 (a) 910
660,000 KeySpan Gas East Corp. 144A , 5.82% ,
4/01/41 (a) 650
1,675,000 Narragansett Electric Co. 144A , 5.35% ,
5/01/34 (a) 1,698

Principal
or Shares Security Description
Value
(000)
1,780,000 National Fuel Gas Co. , 5.50% , 1/15/26 $ 1,786
610,000 Nevada Power Co. , 6.00% , 3/15/54 638
950,000 NextEra Energy Capital Holdings Inc. , 5.00% ,
2/28/30 963
975,000 NextEra Energy Capital Holdings Inc. , 5.55% ,
3/15/54 964
775,000 Niagara Mohawk Power Corp. 144A , 5.66% ,
1/17/54 (a) 769
1,000,000 NiSource Inc. , 5.65% , 2/01/45 995
900,000 Northern States Power Co. , 5.10% , 5/15/53 855
675,000 Public Service Electric and Gas Co. , 5.13% ,
3/15/53 656
1,450,000 RWE Finance U.S. LLC 144A , 5.88% ,
4/16/34 (a) 1,494
941,000 System Energy Resources Inc. , 6.00% , 4/15/28 973
585,000 Tucson Electric Power Co. , 5.50% , 4/15/53 578
31,592
Total Corporate Bond (Cost - $357,775)
339,391
Foreign Government (1%
)
1,885,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a)
(Cost - $1,883) 1,735
Mortgage Backed (3%
)
1,200,000 AREIT Ltd. 2024-CRE9 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.686% ) ,
7.02% , 5/17/41 (a) (b) 1,205
1,702,194 BX Commercial Mortgage Trust 2024-XL5
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.392% ) , 6.72% , 3/15/41 (a) (b) 1,693
1,324,338 BX Commercial Mortgage Trust 2024-MDHS
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.641% ) , 6.97% , 5/15/41 (a) (b) 1,323
1,325,000 BX Trust 2024-VLT4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.491% ) ,
6.82% , 7/15/29 (a) (b) 1,325
900,000 BX Trust 2023-DELC 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.690% ) ,
8.02% , 5/15/38 (a) (b) 905
Principal
or Shares Security Description
Value
(000)
2,000,000 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.064% ) ,
7.40% , 2/15/38 (a) (b) $ 1,561
1,219,758 Connecticut Avenue Securities Trust 2024-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150% ) , 6.50% ,
3/25/44 (a) (b) 1,222
1,658,743 Extended Stay America Trust 2021-ESH 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.814% ) , 7.14% , 7/15/38 (a) (b) 1,652
1,480,617 MHC Commercial Mortgage Trust 2021-MHC
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 0.915% ) , 6.24% , 4/15/38 (a) (b) 1,468
Total Mortgage Backed (Cost - $12,797)
12,354
Municipal (0%
)
1,050,000 Michigan Finance Authority D, 5.02%, 11/01/43
(Cost - $1,050) 1,029
Investment Company (3%
)
7,824,507 Payden Cash Reserves Money Market Fund* 7,825
589,623 Payden Emerging Market Corporate Bond Fund* 5,147
Total Investment Company (Cost - $12,814)
12,972
Total Investments (Cost - $400,806) (101%)
381,598
Liabilities in excess of Other Assets (-1%)
(3,271)
Net Assets (100%) $ 378,327
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024. The stated maturity is subject to prepayments.
(d) All or a portion of these securities are on loan. At July 31, 2024, the total market value of the Fund’s securities on loan is $6,219 and the total market value of the collateral held by the Fund is $6,406. Amounts in 000s.
(e) Perpetual security with no stated maturity date.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 77 Sep-24 $ 9,300 $ 295 $ 295
U.S. Treasury 10-Year Note Future 129 Sep-24 14,424 359 359
U.S. Treasury 2-Year Note Future 46 Sep-24 9,447 68 68
U.S. Treasury 5-Year Note Future 102 Sep-24 11,005 209 209
a a

Short Contracts:
U.S. 10-Year Ultra Future 94 Sep-24 (10,864) (277) (277)
U.S. Ultra Bond Future 31 Sep-24 (3,967) (125) (125)
a a
(402)
Total Futures
$529